CONVERTIBLE SECURITIES (Details Narrative) - USD ($) $ in Thousands						1 Months Ended						6 Months Ended		12 Months Ended
	Mar. 24, 2025	Aug. 28, 2024	Apr. 09, 2024	Mar. 15, 2023	Feb. 17, 2022	Dec. 31, 2025	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Apr. 30, 2022	Mar. 31, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Maximum aggregate amount		$ 2,000	$ 1,500	$ 1,000	$ 1,000
Proceeds from convertible debt								$ 995	$ 995	$ 966	$ 966	$ 435	$ 951	$ 1,000
Converted outstanding amount															$ 24,600	$ 41,000
Conversion of Stock, Shares Converted							168,112
Finder fees paid				$ 15
Stock issued during period value new issues													$ 636
Common Stock [Member] | Subsequent Event [Member]
Conversion of shares						398,651
Investor [Member]
Stock issued during period value new issues	$ 250
Class A-3 A [Member]
Conversion of Stock, Shares Converted		168,112
Class A-3 B [Member]
Conversion of Stock, Shares Converted		305,085